Significant Events During the Period (Details) $ in Thousands				1 Months Ended
	Jul. 12, 2018 shares	Jul. 12, 2018 USD ($) shares	Jul. 12, 2018 ₪ / shares shares	Jan. 31, 2018 USD ($) shares	May 30, 2018 USD ($)	May 30, 2018 ₪ / shares
Significant Events During the Period (Textual)
Private placement, description				The Company has completed a private placement to qualified investors in Israel of an additional aggregate NIS 150 million par value of Series A Secured Debentures at a price of NIS 1,034.7 for each NIS 1,000 principal amount.
Aggregate gross proceeds				$ 45,600
Issuance costs				200
Outstanding principal amount				$ 69,100
Matrix [Member]
Significant Events During the Period (Textual)
Shares issued for debenture | shares				1,692,954
Magic [Member]
Significant Events During the Period (Textual)
Shares issued for debenture | shares				3,487,198
Gross proceeds from offering		$ 35,000
Offering price per share | ₪ / shares			₪ 8.20
Diluted description	47% to 45%
Institutional investors [Member]
Significant Events During the Period (Textual)
Ordinary shares issued | shares	3,150,559	3,150,559	3,150,559
Principal shareholder [Member]
Significant Events During the Period (Textual)
Ordinary shares issued | shares	1,117,734	1,117,734	1,117,734
Formula [Member]
Significant Events During the Period (Textual)
Cash dividend					$ 5,011,000
Cash dividend per share | ₪ / shares						₪ 0.34
NIS [Member]
Significant Events During the Period (Textual)
Aggregate gross proceeds				$ 155,200
Outstanding principal amount				$ 239,500